Investments (Tables)	6 Months Ended
Sep. 30, 2014
Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value

The portfolio of trading securities as of March 31, 2014 and September 30, 2014 was as follows:

	As of March 31, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	56,409.0	Rs.	3.5	Rs.	191.1	Rs.	56,221.4

Other corporate/financial institution securities		8,874.2		11.7		55.2		8,830.7

Total debt securities	Rs.	65,283.2	Rs.	15.2	Rs.	246.3	Rs.	65,052.1
Equity securities		25.2		0.7		0.1		25.8

Total	Rs.	65,308.4	Rs.	15.9	Rs.	246.4	Rs.	65,077.9

	As of September 30, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	35,166.6	Rs.	0.1	Rs.	46.4	Rs.	35,120.3

Other corporate/financial institution securities		2,000.0		52.6		0.4		2,052.2

Total debt securities	Rs.	37,166.6	Rs.	52.7	Rs.	46.8	Rs.	37,172.5
Equity securities		—		—		—		—

Total	Rs.	37,166.6	Rs.	52.7	Rs.	46.8	Rs.	37,172.5

Total	US$	600.2	US$	0.9	US$	0.8	US$	600.3

Available-for-Sale Securities
Available for Sale Securities Amortized Cost and Fair Value

The portfolio of available for sale securities as of March 31, 2014 and September 30, 2014 was as follows:

	As of March 31, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	839,248.3	Rs.	919.1	Rs.	19,762.5	Rs.	820,404.9
State government securities		161.8		0		0.9		160.9
Credit substitutes		65,001.6		177.0		31.5		65,147.1
Other corporate/financial institution bonds		4,979.2		61.8		1.3		5,039.7
Certificate of Deposit		921.3		6.0		0		927.3

Debt securities, other than asset and mortgage-backed securities		910,312.2		1,163.9		19,796.2		891,679.9

Mortgage-backed securities		1,743.2		91.5		0.3		1,834.4
Asset-backed securities		14,442.1		211.2		409.9		14,243.4
Other securities (including mutual fund units)		787.4		283.2		4.0		1,066.6

Total	Rs.	927,284.9	Rs.	1,749.8	Rs.	20,210.4	Rs.	908,824.3

Securities with gross unrealized losses							Rs.	699,169.1
Securities with gross unrealized gains								209,655.2

							Rs.	908,824.3

	As of September 30, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	984,454.8	Rs.	3,270.9	Rs.	11,740.1	Rs.	975,985.6

State government securities		19,888.8		274.1		0.7		20,162.2

Credit substitutes		99,583.9		263.8		14.5		99,833.2

Other corporate/financial institution bonds		5,556.1		94.7		0.3		5,650.5

Certificate of Deposit		965.8		2.8		0		968.6

Debt securities, other than asset and mortgage-backed securities		1,110,449.4		3,906.3		11,755.6		1,102,600.1

Mortgage-backed securities		1,489.3		80.5		0		1,569.8

Asset-backed securities		12,674.0		229.6		284.7		12,618.9

Other securities (including mutual fund units)		788.1		450.1		0		1,238.2

Total	Rs.	1,125,400.8	Rs.	4,666.5	Rs.	12,040.3	Rs.	1,118,027.0

Total	US$	18,175.1	US$	75.3	US$	194.4	US$	18,056.0

Securities with gross unrealized losses							Rs.	810,680.4

Securities with gross unrealized gains								307,346.6

							Rs.	1,118,027.0

							US$	18,056.0

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2014 was as follows:

	As of March 31, 2014
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
	(In millions)

Government of India securities	Rs.	363,301.9	Rs.	11,340.9	Rs.	303,851.6	Rs.	8,421.6	Rs.	667,153.5	Rs.	19,762.5

State government securities		123.8		0.7		37.1		0.2		160.9		0.9

Credit substitutes		18,666.2		31.3		266.4		0.2		18,932.6		31.5

Other corporate/financial institution bonds		310.1		1.2		9.7		0.1		319.8		1.3

Debt securities, other than asset and mortgage-backed securities		382,402.0		11,374.1		304,164.8		8,422.1		686,566.8		19,796.2

Mortgage-backed securities		133.0		0.3		0		0		133.0		0.3

Asset-backed securities		12,468.3		409.9		0		0		12,468.3		409.9

Equity securities		1.0		4.0		0		0		1.0		4.0

Total	Rs.	395,004.3	Rs.	11,788.3	Rs.	304,164.8	Rs.	8,422.1	Rs.	699,169.1	Rs.	20,210.4

The gross unrealized losses and fair value of available for sale securities at September 30, 2014 was as follows:

	As of September 30, 2014
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
	(In millions)

Government of India securities	Rs.	180,062.6	Rs.	81.6	Rs.	571,325.5	Rs.	11,658.5	Rs.	751,388.1	Rs.	11,740.1

State government securities		0		0		132.6		0.7		132.6		0.7
Credit substitutes		47,100.1		12.6		347.8		1.9		47,447.9		14.5
Other corporate/financial institution bonds		127.4		0.3		9.9		0		137.3		0.3

Debt securities, other than asset and mortgage-backed securities		227,290.1		94.5		571,815.8		11,661.1		799,105.9		11,755.6

Asset-backed securities		11,574.5		284.7		0		0		11,574.5		284.7

Total	Rs.	238,864.6	Rs.	379.2	Rs.	571,815.8	Rs.	11,661.1	Rs.	810,680.4	Rs.	12,040.3

Total	US$	3,857.6	US$	6.1	US$	9,234.8	US$	188.3	US$	13,092.4	US$	194.4

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sale of available for sale securities and dividends and interest on such securities are set out below:

	Six months ended September 30,
	2013		2014		2014
	(In millions)

Gross realized gains on sale	Rs.	2,306.6	Rs.	1,192.0	US$	19.2

Gross realized losses on sale		(414.8)		(947.8)		(15.3)

Realized gains (losses), net		1,891.8		244.2		3.9

Dividends and interest		38,460.8		44,038.0		711.2

Total	Rs.	40,352.6	Rs.	44,282.2	US$	715.1

Available-for-Sale Securities | Debt securities, other than asset and mortgage-backed securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of September 30, 2014 is set out below:

	As of September 30, 2014
	Amortized Cost		Fair Value		Fair Value
	(In millions)

Within one year	Rs.	470,589.6	Rs.	469,318.1	US$	7,579.4

Over one year through five years		241,516.7		239,102.4		3,861.5

Over five years through ten years		273,882.0		267,891.6		4,326.4

Over ten years		124,461.1		126,288.0		2,039.5

Total	Rs.	1,110,449.4	Rs.	1,102,600.1	US$	17,806.8

Available-for-Sale Securities | Asset and Mortgage Backed Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale mortgage-backed and asset-backed securities as of September 30, 2014 is set out below:

	As of September 30, 2014
	Amortized Cost		Fair Value		Fair Value
	(In millions)

Within one year	Rs.	6,629.7	Rs.	6,537.4	US$	105.6

Over one year through five years		6,620.2		6,502.0		105.0

Over five years through ten years		352.1		359.9		5.8

Over ten years		561.3		789.4		12.7

Total	Rs.	14,163.3	Rs.	14,188.7	US$	229.1